Commitments, Contingencies and Guarantees - Contractual Obligations (Detail) € in Thousands	Dec. 31, 2015 EUR (€)
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligations	€ 3,486,573
1 year	1,922,009
2 year	437,406
3 year	183,027
4 year	46,060
5 year	45,739
After 5 years	852,332
Long-term Debt [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligations	1,266,151	[1]
1 year	44,908	[1]
2 year	283,058	[1]
3 year	54,155	[1]
4 year	27,075	[1]
5 year	27,075	[1]
After 5 years	829,880	[1]
Operating Lease Obligations [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligations	99,004
1 year	35,159
2 year	20,711
3 year	15,595
4 year	12,814
5 year	7,336
After 5 years	7,389
Purchase Obligations [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligations	2,121,418
1 year	1,841,942
2 year	133,637
3 year	113,277
4 year	6,171
5 year	11,328
After 5 years	€ 15,063

[1]	See Note 14 to our Financial Statements for the amounts excluding interest expense.